INVENTORY AND BIOLOGICAL ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of reconciliation of changes in biological assets [abstract]
INVENTORY AND BIOLOGICAL ASSETS
8.	INVENTORY AND BIOLOGICAL ASSETS

The Company’s biological assets consist of seeds and cannabis plants. The Company’s biological assets are comprised of:

	December 31, 2018	December 31, 2017*
Carrying amount, January 1	$9,843,690	$2,320,093
Seeds used	(9,656)	(979)
Changes in fair value less costs to sell due to biological transformation	27,840,156	19,891,851
Production costs capitalized	12,305,573	4,964,199
Transferred to inventory upon harvest	(39,477,184)	(17,331,474)
Carrying amount	$10,502,579	$9,843,690

*Costs have been reallocated between production costs capitalized and changes in fair value less costs to sell due to biological transformation for the year ended December 31, 2017.

	December 31, 2018	December 31, 2017
Carrying amount of seeds	$15,660	$25,316
Carrying amount of live plants	10,486,919	9,818,374
Carrying amount	$10,502,579	$9,843,690

The valuation of biological assets is based on a market approach where the fair value at the point of harvest is estimated based on selling price less costs to sell. Biological assets are presented at their fair value less costs to sell up to the point of harvest. Because there is no actively traded commodity market for plants and dried product, the valuation of the biological assets is obtained using valuations techniques where the inputs are based upon unobservable market data and are classified as level 3 in the fair value hierarchy. There have been no transfers between levels.

To determine fair value the Company:

•	counts the number of plants on hand at the end of the period and multiplies the number of plants by the expected yield in grams per plant and the expected selling price per gram;
•	deducts costs remaining to complete the harvest and selling costs from the expected selling price; and
•	applies a discount rate based on the number of days that the Company expects it will take to sell the yield from the biological assets.

The significant assumptions used in determining the fair value of cannabis plants are:

•	stages of plant growth (days remaining until the point of harvest);
•	wastage of plants based on their various stages of growth;
•	expected yield by plant;
•	expected weighted average selling price per gram of harvested cannabis (based on estimated grams to be sold for the medical and recreational market);
•	percentage of costs incurred to date compared to the expected costs to be incurred in order to estimate fair value of an in-process plant; and
•	expected number of days to sell the yield from biological assets

All of the plants are to be harvested as cannabis and were on a weighted average, based on expected yield, of 58% from harvest (the percentage of days remaining until the point of harvest) as at December 31, 2018 (December 31, 2017 – 52%). The average number of days from the point of propagation to the day of harvest is 112 days.

The Company estimates the harvest yields for the plants at various stages of growth. At December 31, 2018, it is expected that the Company’s biological assets will yield, net of waste, approximately 13,926,974 grams (December 31, 2017 – 1,911,972 grams) of biological produce, with net selling prices ranging from $2.92 to $12.00 per gram. The selling price is determined based on historical net selling prices for medical sales and the wholesale price for projected recreational sales giving a weighted average selling price of $4.50 per gram of harvested cannabis and $1.28 per gram of harvested cannabis trim. The cost remaining to complete the harvest and selling costs range from $0.61 to $2.46 per gram with a weighted average of $1.54 per gram. The expected number of days to sell the yield from biological assets will not result in a significantly higher or lower fair value measurement.

The Company’s estimates are, by nature, subject to change. Changes in the anticipated yield will be reflected in future changes in the gain or loss on biological assets. The Company performed a sensitivity analysis on the fair value of biological assets and noted that (i) a 10% decrease in selling prices would result in a $2,071,058 (December 31, 2017 - $1,261,124) decrease in the fair value of the biological assets and (ii) a 10% decrease in yield would result in a $1,050,258 (December 31, 2017 - $574,665) decrease in the fair value of the biological assets. Other unobservable inputs are less variable and will not result in significantly higher or lower fair value measurement.

Inventories on hand consist of harvested finished goods, harvested cannabis in process, extracts, accessories and packaging supplies. Inventory is valued at the lower of cost and net realizable value. As at December 31, 2018, the Company held 4,471,032 grams of dry cannabis (December 31, 2017 – 626,935) and 6,887,849 grams of extracts (December 31, 2017 – 977,186).

Inventory is comprised of the following items:

	Dried Cannabis	Extracts	Other	December 31, 2018
Accessories	$-	$-	$52,458	$52,458
Packaging and supplies	-	-	443,520	443,520
Work-in-Progress	11,306,993	16,505,412	-	27,812,405
Finished Goods	4,095,610	2,985,497	-	7,081,107
Total Inventory	$15,402,603	$19,490,909	$495,978	$35,389,490

	Dried Cannabis	Extracts	Other	December 31, 2017
Accessories	$-	$-	$116,974	$116,974
Packaging and supplies	-	-	137,500	137,500
Work-in-Progress	3,355,635	3,942,789	-	7,298,424
Finished Goods	1,279,339	2,126,785	-	3,406,124
Total Inventory	$4,634,974	$6,069,574	$254,474	$10,959,022